Leases - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Retained earnings	$ 2,802	$ 2,672
ASC 842
Leases
Retained earnings				$ 2
ASC 842 | Retained earnings
Leases
Retained earnings				$ 2
Minimum | ASC 842 | Retained earnings
Leases
Retained earnings			$ 0